Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 27, 2013
RBC Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001272950_SupplementTextBlock

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

Supplement dated May 6, 2014 to the

Prospectus dated November 27, 2013 ("Prospectus")

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Mid Cap Value Fund

The first two sentences of the "Principal Investment Strategies" section in the "Fund Summary" on page 2 of the Prospectus are deleted and replaced with the following to adjust the market capitalization of companies and issuers in whose equity securities the Fund may invest:

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of the Russell Midcap® Value Index at the time of purchase. As of May 31, 2013, the market capitalization range for the Russell Midcap® Value Index was approximately $1.8 billion to $21.5 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE